Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Note 15 – Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousand of dollars, except per share amounts)
2015
Operating revenues	$734,220	$538,604	$505,396	$685,405
Operating income	129,556	25,047	16,143	117,586
Net income (loss)	71,879	5,063	(4,210)	66,698
Net income (loss) attributable to Southwest Gas Corporation	71,983	4,949	(4,734)	66,119
Basic earnings (loss) per common share*	1.54	0.11	(0.10)	1.40
Diluted earnings (loss) per common share*	1.53	0.10	(0.10)	1.38

2014
Operating revenues	$608,396	$453,153	$432,475	$627,683
Operating income	127,065	26,755	18,290	112,373
Net income	70,697	9,627	1,927	58,897
Net income attributable to Southwest Gas Corporation	70,783	9,627	1,970	58,746
Basic earnings per common share*	1.52	0.21	0.04	1.26
Diluted earnings per common share*	1.51	0.21	0.04	1.25

2013
Operating revenues	$613,505	$411,574	$387,346	$538,357
Operating income	138,394	28,908	6,141	100,772
Net income (loss)	80,674	10,067	(3,057)	57,189
Net income (loss) attributable to Southwest Gas Corporation	80,773	10,108	(2,864)	57,303
Basic earnings (loss) per common share*	1.75	0.22	(0.06)	1.24
Diluted earnings (loss) per common share*	1.73	0.22	(0.06)	1.22

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for interim periods do not reliably reflect overall trends and changes in the operations of the Company. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management’s Discussion and Analysis for additional discussion of operating results. Additionally, see Note 16 – Construction Services Noncontrolling Interests regarding allocation of earnings and Note 17 – Acquisition of Construction Services Businesses regarding the acquisition in the last quarter of 2014.